Initial Public Offering (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
ADIT EDTECH ACQUISITION CORP [Member]
Schedule of Common Stock Subject to Possible Redemption
As of September 30, 2023 and December 31, 2022, common stock subject to possible redemption reflected on the condensed consolidated balance sheets is reconciled in the following table:

Common stock subject to possible redemption, December 31, 2022	25,273,823
Add:
Remeasurement of carrying value to redemption value	579,858
Common stock subject to possible redemption, March 31, 2023	25,853,681
Add:
Remeasurement of carrying value to redemption value	609,241
Common stock subject to possible redemption, June 30, 2023	$26,462,922
Less:
Redemptions	(4,945,692)
Add:
Remeasurement of carrying value to redemption value	334,134
Common stock subject to possible redemption, September 30, 2023	$21,851,364

As of December 31, 2022 and 2021, common stock subject to possible redemption reflected on the consolidated balance sheets is reconciled in the following table:

January 1, 2021	$—
Gross proceeds from public issuance	276,000,000
Less:
Proceeds allocated to public warrants	(16,771,351)
Common stock issuance costs	(14,849,933)
Plus:
Remeasurement of carrying value to redemption value	31,621,284

Common stock subject to possible redemption, December 31, 2021	276,000,000

Remeasurement of carrying value to redemption value	2,986,368
Redemptions	(253,712,545)

Common stock subject to possible redemption, December 31, 2022	$25,273,823